Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Property, Plant and Equipment

	Land and buildings £m	Plant, equipment and vehicles £m	Assets in construction £m	Total £m
Cost at 1 January 2020	7,632	12,061	1,906	21,599

Exchange adjustments	106	121	10	237

Additions through business combinations	–	5	–	5

Other additions	29	147	1,052	1,228

Capitalised borrowing costs	–	–	15	15

Disposals and write-offs	(336)	(875)	(29)	(1,240)

Reclassifications	189	840	(1,058)	(29)

Transfer to assets held for sale	(132)	(194)	(6)	(332)
Cost at 31 December 2020	7,488	12,105	1,890	21,483

Exchange adjustments	(214)	(315)	(47)	(576)

Other additions	16	98	1,091	1,205

Capitalised borrowing costs	–	–	16	16

Disposals and write-offs	(217)	(940)	(17)	(1,174)

Reclassifications	202	906	(1,182)	(74)

Transfer to assets held for sale	(63)	(38)	(1)	(102)
Cost at 31 December 2021	7,212	11,816	1,750	20,778

Depreciation at 1 January 2020	(3,216)	(7,191)	–	(10,407)

Exchange adjustments	(49)	(77)	–	(126)

Charge for the year	(271)	(718)	–	(989)

Disposals and write-offs	154	716	–	870

Transfer to assets held for sale	72	130	–	202
Depreciation at 31 December 2020	(3,310)	(7,140)	–	(10,450)

Exchange adjustments	100	191	–	291

Charge for the year	(267)	(715)	–	(982)

Disposals and write-offs	169	893	–	1,062

Transfer to assets held for sale	27	27	–	54

Depreciation at 31 December 2021	(3,281)	(6,744)	–	(10,025)

Impairment at 1 January 2020	(379)	(445)	(20)	(844)

Exchange adjustments	(6)	–	1	(5)

Disposals and write-offs	190	124	16	330

Impairment losses	(147)	(303)	(27)	(477)

Reversal of impairments	13	18	3	34

Transfer to assets held for sale	49	55	1	105
Impairment at 31 December 2020	(280)	(551)	(26)	(857)

Exchange adjustments	7	10	3	20

Disposals and write-offs	30	76	13	119

Impairment losses	(21)	(54)	(37)	(112)

Reversal of impairments	–	5	4	9

Impairment at 31 December 2021	(264)	(514)	(43)	(821)

Total depreciation and impairment at 31 December 2020	(3,590)	(7,691)	(26)	(11,307)

Total depreciation and impairment at 31 December 2021	(3,545)	(7,258)	(43)	(10,846)

Net book value at 1 January 2020	4,037	4,425	1,886	10,348

Net book value at 31 December 2020	3,898	4,414	1,864	10,176

Net book value at 31 December 2021	3,667	4,558	1,707	(9,932)